SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
a.	Use of estimates:

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates

Financial Statements [Policy Text Block]
b.	Financial statements in U.S. dollars:

The Company finances its operations in U.S. dollars. The majority of the Company's operations are currently conducted in Israel, a significant part of the Company's expenses are denominated and determined in U.S. dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates and expects to continue to operate in the foreseeable future. Thus, the functional and reporting currency of the Company is the U.S. dollar.

The Company's transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to U.S. dollars in accordance with ASC 830, "Foreign Currency Matters", of the Financial Accounting Standards Board ("FASB"). All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

Consolidation, Policy [Policy Text Block]
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Alcobra Ltd. and its Subsidiary. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
d.	Cash equivalents:
  Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

Bank Deposits Policy [Policy Text Block]
e.	Bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term deposits are stated at cost which approximates market values.

Bank deposits with maturities of more than one year are included in long-term bank deposits. Deposits as of December 31, 2015 do not have contractual maturities that exceed 2 years. Such long-term deposits are stated at cost which approximates market values.

As of December 31, 2015, the Company's bank deposits were in U.S. dollars and bore interest at a weighted average annual interest rate of 1.24%

Property, Plant and Equipment, Policy [Policy Text Block]
f.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and electronic equipment	15-33
Office furniture and equipment	6
Clinical and medical equipment	15
Leasehold improvement	The shorter of term of the lease or the useful life of the asset

The Company's property and equipment are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2015 and 2014, no impairment losses have

Other Long term Assets policy text block [Policy Text Block]
g.	Other long-term assets:
  Other long-term assets mainly include long-term deposits for office lease and motor vehicles under operating leases, presented at their cost.

Research and Development Expense, Policy [Policy Text Block]
h.	Research and development expenses:

Research and development expenses are expensed as incurred. Those expenses include payments to third party clinical consultants, expenses related to conducting clinical and pre-clinical trials, salaries and related personnel expenses, travel expenses and share based compensation expenses to research and development employees. During 2015, 2014 and 2013, no grants were received.

Severance Pay [Policy Text Block]
i.	Severance pay:

The Company's liability for its Israeli employees regarding severance pay is pursuant to Section 14 of the Israeli severance pay law ("Section 14"). All the Israeli employees are included under this section, and entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in the employee's name with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

Severance pay expense for the years ended December 31, 2015, 2014 and 2013, amounted to $ 130, $ 102 and $ 26, respectively.

Postemployment Benefit Plans, Policy [Policy Text Block]
j.	Employee benefit plan:

Since 2014, the Company’s U.S. operations maintain a retirement plan (the “U.S. Plan”) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 100% of each participant’s contributions up to 3%. Contributions to the U.S. Plan are recorded during the year contributed as an expense in the consolidated statement of operations.

Total employer 401(k) contributions for the years ended December 31, 2015 and 2014 were $ 21 each year.

Income Tax, Policy [Policy Text Block]
k.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes" ("ASC 740"). This topic prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

As of December 31, 2015 and 2014 the Company has not recorded a liability for uncertain tax positions.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
l.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents and bank deposits.

Cash and cash equivalents and short term bank deposits are invested in major banks in Israel. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Fair Value of Financial Instruments, Policy [Policy Text Block]

m.	Fair value of financial instruments:

The Company has no financial instruments that are measured at fair value.

The carrying amounts of cash and cash equivalents, short term bank deposits, accounts receivable and accounts payable, approximate their fair value due to the short-term maturities of such instruments.

Earnings Per Share, Policy [Policy Text Block]
n.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share."

The total weighted average number of shares related to the outstanding options and warrants excluded from the calculations of diluted net loss per share, since they would have an anti-dilutive effect, was 1,755,766, 1,053,055 and 873,031 for the years ended December 31, 2015, 2014 and 2013, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
o.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718") that requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the option award is recognized as an expense over the requisite service periods in the Company's statements of operations based on the accelerated method.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model as the fair value method for of its share-options awards. The option-pricing model requires a number of assumptions as noted below:

Expected dividend yield - The expected dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

Volatility - Since the Company's shares started trading in NASDAQ in May 2013, quoted prices of the Company's share are available for two and a half years only. Due to insufficient historical data for the Company, the expected volatility determination was based on a weighted average of the Company and similar companies' stock volatility.

Risk free interest rate - The risk free interest rate is based on the yield of U.S Treasury bonds with equivalent terms.

Expected term - ASC 718 provides the factors to consider when estimating the expected term of an option: An option's expected term must at least include the vesting period and the employees' historical exercise and post-vesting employment termination behavior for similar grants. It also determines that if the amount of past exercise data is limited, that data may not represent a sufficiently large sample on which to base a robust conclusion on expected exercise behavior. In that circumstance, it may be appropriate to consider external data or the SEC staff's "simplified" method for the expected term. Accordingly, the Company used the "simplified" method, meaning the expected life can be set as the average of the vesting period for each vested tranche of options and the contractual term for those options.

The Company used the Black-Scholes option-pricing model to determine the fair value of grants made in 2015, 2014 and 2013. The following assumptions were applied in determining the compensation cost:

	Year ended December 31,
	2015	2014	2013

Risk-free interest rate	0.9-2.1%	0.7-2.8%	0.8-2.4%
Expected option term (years)	2.3-7	3-10	5.3-10
Expected price volatility	78-87%	65-89%	69-88%
Dividend yield	-	-	-
Weighted average grant date fair value	$4.10	$1.67	$7.76

New Accounting Pronouncements, Policy [Policy Text Block]
p.	New accounting pronouncements:

In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. ASU 2014-15 defines management’s responsibility to assess an entity’s ability to continue as a going concern and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement is effective for annual reporting periods ending after December 15, 2016 with early adoption permitted. The Company is currently evaluating the effect, if any, that the adoption of this guidance will have on the Company’s financial statements.